NOTE PAYABLE (Tables)	12 Months Ended
Aug. 31, 2014
Debt Disclosure [Abstract]
Schedule of future maturities of debt
Future maturities

Year	Principle amount due

2015	30,458
2016	31,981
2017	33,580
2018	35,259
2019 thereafter	159,567
Total	$290,845